The Gem Transaction (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Assets acquired
Cash recorded on the Company’s Balance Sheet	$5,000,000
Assembled Workforce recorded as In-process Research and Development Expense on the Company’s Statement of Operations and Comprehensive Loss	9,886
Camsirubicin (GPX-150) recorded as In-process Research and Development Expense on the Company’s Statement of Operations and Comprehensive Loss	13,491,736
Total Gem Transaction	$18,501,622